Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

Research and Development Activities

Based on Shareholders Agreement entered into on April 26, 2017, the Company would fund the scientific operations of GRDG, a company involved in research and development of biomedical products which is a minority stockholder of two of the Company’s subsidiaries and is owned by Daryl Thompson, a director of many subsidiaries of the Company, to do the development and research works on the biomedical products for the Company. On February 15, 2022, the Company and its subsidiaries, Global BioLife, Inc. (“Global”), and Impact BioLife Sciences, Inc. (“BioLife Sciences”), and GRDG entered into a Licensing Proceeds Distribution Agreement (“GRDG Agreement”), whereas GRDG would transfer its 20% equity position in both Global and BioLife Sciences to the Company in exchange for 20% interest in Global and/or BioLife Science revenue received from the exclusive or non-exclusive licensing of and/or the sale of Global Intellectual Property to a Third Party, net of specific costs. As of the date of this report, no contingent liability has been recognized under the GRDG Agreement. As of December 31, 2023 and 2022, this funding approximates $25,000 and $43,000, respectively, per month. As of December 31, 2023 and 2022, the Company incurred approximately $447,000 and $546,000, respectively, in expenses.

General and Administrative Costs

There are certain general and administrative costs incurred by DSS, a related party, on behalf of the Company which are passed through to the Company on a monthly basis. These costs consist of primarily payroll costs for certain DSS employees and are allocated based on estimated time spent on behalf of the Company. These costs are approximately $12,000 per month. As of December 31, 2023, the Company incurred $144,000 in related expenses. As of December 31, 2022, the Company incurred approximately $98,000 in related expenses.

Sharing Services Global Corp (“SHRG”)

During 2023, the Company, via a distribution agreement, sold approximately $94,000 of healthcare products to SHRG, a related party. It was determined that the amounts owed by SHRG were uncollectible and were subsequently written off and is included in Other general expenses. Mr. Heng Fai Ambrose Chan, chairman of the board of directors of Impact BioMedical is also the chairman of the board of SHRG.